Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Columbia Variable Portfolio – Income Opportunities Fund Class 1
Account Value [Line Items]
Line Graph and Table Measure Name	Class 1
Account Value	$ 15,434	$ 14,573	$ 13,063	$ 14,516	$ 13,892	$ 13,118	$ 11,263	$ 11,703	$ 10,983	$ 9,900	$ 10,000
Columbia Variable Portfolio – Income Opportunities Fund Class 2
Account Value [Line Items]
Line Graph and Table Measure Name	Class 2
Account Value	$ 15,089	14,273	12,817	14,275	13,708	12,972	11,171	11,624	10,946	9,879	10,000
Columbia Variable Portfolio – Income Opportunities Fund Class 3
Account Value [Line Items]
Line Graph and Table Measure Name	Class 3
Account Value	$ 15,279	14,428	12,939	14,411	13,793	13,045	11,223	11,674	10,973	9,898	10,000
Bloomberg U.S. Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,432	11,291	10,699	12,299	12,492	11,620	10,688	10,687	10,321	10,055	10,000
ICE BofA BB-B US Cash Pay High Yield Constrained Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA BB-B US Cash Pay High Yield Constrained Index
Account Value	$ 16,076	$ 15,048	$ 13,370	$ 14,953	$ 14,299	$ 13,450	$ 11,687	$ 11,930	$ 11,152	$ 9,718	$ 10,000